Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
10. Commitments And Contingencies

10. Commitments and Contingencies

Clinical Trials

During 2021, the Company initiated a clinical trial which had not completed patient enrollment by December 31, 2021. Accordingly, the Company anticipates additional research and development expense of $2.1 million to be incurred during fiscal year 2022 related to this ongoing clinical trial.

Coronavirus Pandemic

On March 11, 2020, the World Health Organization declared the outbreak of a coronavirus (COVID-19) pandemic. Significant uncertainties may arise with respect to potential shutdowns of operations or government orders to cease activities due to emergency declarations, inability to operate, employee shortages, or claims for business interruption insurance, etc. Each of these matters may have a significant impact on the future results of the Company.

Supplier Agreement

As a result of Russia’s invasion of Ukraine, the United States, the United Kingdom and the European Union governments, among others, have developed coordinated sanctions and export-control measure packages against Russian individuals and entities. The Company is currently a party to an exclusive supply agreement for the supply of the Spongilla raw material used in DMT310 and DMT410. The counterparty to this supply agreement is a Russian entity. The imposition of enhanced export controls and economic sanctions on transactions with Russia and Russian entities by the United States, the United Kingdom, and/or the European Union could prevent the Company from performing under this existing contract or any future contract it may enter or may prevent the Company from remitting payment for raw material purchased from the Company’s supplier. Depending on the extent and breadth of new sanctions or export controls that may be imposed against Russia, otherwise or as a result of the impact of the war in Ukraine, it is possible that the Company’s ability to obtain additional supply of the Spongilla raw material used in DMT310 and DMT410 could be negatively impacted, which could adversely affect its business, results of operations, and financial condition.

Legal Proceedings

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not a party to any legal proceedings or aware of any threatened legal proceedings which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.